Loans - Schedule of Future Long-term Loan Obligations (Details) - Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of Future Long Term Loan Obligations [Abstract]
2025	¥ 7,190	$ 985
2026	200	27
Thereafter	4,600	631
Total	¥ 11,990	$ 1,643